UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2011

Rainier Growth Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Common Stocks 99.75%	$1,612,606,695

(Cost $1,294,618,326)

Consumer Discretionary 14.94%		241,446,038

Automobiles 1.31%
Ford Motor Company (I)	1,541,330	21,254,941

Hotels, Restaurants & Leisure 2.36%
Las Vegas Sands Corp. (I)	368,520	15,555,229
Marriott International, Inc., Class A (L)	635,560	22,556,024

Internet & Catalog Retail 4.06%
Amazon.com, Inc. (I)	222,040	45,404,960
priceline.com, Inc. (I)	39,410	20,175,161

Media 1.11%
The Walt Disney Company	458,220	17,888,909

Specialty Retail 3.28%
Abercrombie & Fitch Company, Class A	194,230	12,997,872
Dick's Sporting Goods, Inc. (I)	394,010	15,149,685
Limited Brands, Inc. (L)	327,300	12,584,685
Tiffany & Company (L)	157,050	12,331,566

Textiles, Apparel & Luxury Goods 2.82%
NIKE, Inc., Class B (L)	292,965	26,360,991
Polo Ralph Lauren Corp. (L)	144,680	19,186,015

Consumer Staples 5.16%		83,395,137

Beverages 3.57%
Anheuser-Busch InBev NV, ADR (L)	204,000	11,834,040
Hansen Natural Corp. (I)	232,880	18,851,636
The Coca-Cola Company	401,730	27,032,412

Food & Staples Retailing 1.19%
Costco Wholesale Corp.	236,330	19,199,449

Personal Products 0.40%
The Estee Lauder Companies, Inc., Class A	61,580	6,477,600

Energy 10.44%		168,846,745

Energy Equipment & Services 5.71%
Baker Hughes, Inc.	453,100	32,876,936
Ensco International PLC, ADR	164,560	8,771,048
Halliburton Company	400,970	20,449,470
Schlumberger, Ltd.	350,740	30,303,936

Oil, Gas & Consumable Fuels 4.73%
Concho Resources, Inc. (I)(L)	320,360	29,425,066
Noble Energy, Inc.	292,250	26,194,368
Pioneer Natural Resources Company	232,510	20,825,921

Financials 4.31%		69,746,739

Capital Markets 0.96%
Franklin Resources, Inc.	118,595	15,570,338

Consumer Finance 1.37%
American Express Company	428,780	22,167,926

Diversified Financial Services 1.48%
IntercontinentalExchange, Inc. (I)	192,065	23,952,426

1

Rainier Growth Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Financials (continued)

Real Estate Management & Development 0.50%
Jones Lang LaSalle, Inc.	85,430	$8,056,049

Health Care 13.29%		214,919,935

Biotechnology 1.20%
Alexion Pharmaceuticals, Inc. (I)	165,720	7,793,812
Biogen Idec, Inc. (I)	108,270	11,576,228

Health Care Equipment & Supplies 1.01%
Intuitive Surgical, Inc. (I)(L)	43,690	16,257,486

Health Care Providers & Services 3.76%
AmerisourceBergen Corp.	485,850	20,114,190
Express Scripts, Inc. (I)	326,800	17,640,664
WellPoint, Inc.	293,030	23,081,973

Health Care Technology 0.75%
SXC Health Solutions Corp. (I)	206,220	12,150,482

Life Sciences Tools & Services 1.95%
Agilent Technologies, Inc. (I)	618,310	31,601,824

Pharmaceuticals 4.62%
Allergan, Inc.	323,735	26,950,939
Perrigo Company	194,640	17,103,017
Shire PLC, ADR (L)	155,860	14,683,571
Valeant Pharmaceuticals International, Inc. (Toronto Exchange) (L)	307,270	15,965,749

Industrials 16.09%		260,080,041

Aerospace & Defense 3.52%
Goodrich Corp.	204,640	19,543,120
Precision Castparts Corp.	226,830	37,347,560

Air Freight & Logistics 1.56%
Expeditors International of Washington, Inc.	491,990	25,184,968

Electrical Equipment 3.02%
AMETEK, Inc.	375,840	16,875,216
Rockwell Automation, Inc.	367,920	31,920,739

Machinery 5.46%
Cummins, Inc.	170,160	17,609,858
Deere & Company	329,750	27,187,888
Joy Global, Inc.	244,760	23,310,942
PACCAR, Inc. (L)	396,550	20,259,740

Road & Rail 2.53%
CSX Corp.	1,557,590	40,840,010

Information Technology 29.68%		479,748,903

Communications Equipment 5.46%
BancTec, Inc. (I)(R)(S)	197,026	689,591
F5 Networks, Inc. (I)	124,770	13,755,893
Juniper Networks, Inc. (I)	445,155	14,022,383
Polycom, Inc. (I)	272,400	17,515,320
Qualcomm, Inc.	743,170	42,204,624

Computers & Peripherals 8.44%
Apple, Inc. (I)	263,850	88,566,524
EMC Corp. (I)	1,165,435	32,107,734

2

Rainier Growth Fund
As of 6-30-11 (Unaudited)

		Shares	Value

Information Technology (continued)

NetApp, Inc. (I)		299,860	$15,826,611

Electronic Equipment, Instruments & Components 0.68%
Corning, Inc.		604,300	10,968,045

Internet Software & Services 1.52%
Google, Inc., Class A (I)		48,560	24,589,813

IT Services 4.41%
Cognizant Technology Solutions Corp., Class A (I)		279,920	20,529,333
MasterCard, Inc., Class A		111,370	33,560,236
Visa, Inc., Class A		204,635	17,242,545

Semiconductors & Semiconductor Equipment 1.07%
Broadcom Corp., Class A (I)		514,325	17,301,893

Software 8.10%
Autodesk, Inc. (I)		454,270	17,534,822
Check Point Software Technologies, Ltd. (I)(L)		368,630	20,956,616
Citrix Systems, Inc. (I)		238,940	19,115,200
Intuit, Inc. (I)		282,980	14,675,343
Oracle Corp.		1,400,620	46,094,404
Salesforce.com, Inc. (I)		83,850	12,491,973

Materials 4.32%			69,818,114

Chemicals 3.35%
E.I. du Pont de Nemours & Company		319,420	17,264,651
FMC Corp.		196,625	16,913,683
Potash Corp. of Saskatchewan, Inc.		350,440	19,971,576

Metals & Mining 0.97%
Allegheny Technologies, Inc.		246,860	15,668,204

Telecommunication Services 1.52%			24,605,043

Wireless Telecommunication Services 1.52%
American Tower Corp., Class A (I)		470,190	24,605,043

	Yield	Shares	Value

Securities Lending Collateral 7.45%			$120,437,579

(Cost $120,428,434)

John Hancock Collateral Investment Trust (W)	0.2447% (Y)	12,034,251	120,437,579

Short-Term Investments 0.13%			$2,112,000

(Cost $2,112,000)

		Par value	Value

Repurchase Agreement 0.13%			2,112,000

Repurchase Agreement with State Street Corp. dated 6-30-11 at
0.010% to be repurchased at $2,112,001 on 7-1-11, collateralized by $2,130,000 Federal Home Loan Mortgage Corporation, 3.000%
due 8-11-17 (valued at $2,159,288, including interest)		$2,112,000	2,112,000

3

Rainier Growth Fund
As of 6-30-11 (Unaudited)

Total investments (Cost $1,417,158,760)† 107.33%	$1,735,156,274

Other assets and liabilities, net (7.33%)	($118,442,826)

Total net assets 100.00%	$1,616,713,448

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 6-30-11.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a percentage	Value as
Issuer, Description	Acquisition date	Acquisition cost	of Fund’s net assets	of 6-30-11

BancTec, Inc.
common stock	6-20-07	$4,728,640	0.04%	$689,591

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-11.

† At 6-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,417,158,760. Net unrealized appreciation aggregated $317,997,514, of which $332,659,720 related to appreciated investment securities and $14,662,206 related to depreciated investment securities.

4

Rainier Growth Fund
As of 6-30-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of June 30, 2011, by major security category or type:

	Total Market			Level 3 Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	6-30-11	Price	Observable Inputs	Inputs

Common Stock
Consumer Discretionary	$241,446,038	$241,446,038	—	—
Consumer Staples	83,395,137	83,395,137	—	—
Energy	168,846,745	168,846,745	—	—
Financials	69,746,739	69,746,739	—	—
Health Care	214,919,935	214,919,935	—	—
Industrials	260,080,041	260,080,041	—	—
Information Technology	479,748,903	479,059,312	—	$689,591
Materials	69,818,114	69,818,114	—	—
Telecommunication Services	24,605,043	24,605,043	—	—
Securities Lending Collateral	120,437,579	120,437,579	—	—
Short-Term Investments	2,112,000	—	$2,112,000	—

Total investments in Securities	$1,735,156,274	$1,732,354,683	$2,112,000	$689,591

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended June 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. During the three month period ended June 30, 2011, there were no significant transfers in or out of Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

5

Rainier Growth Fund
As of 6-30-11 (Unaudited)

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensurea that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.

334Q1 6/11
8/11

MUTUAL FUNDS

John Hancock Leveraged Companies Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2011

Leveraged Companies Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Common Stocks 73.55%		$1,261,604

(Cost $1,021,618)

Consumer Discretionary 30.16%		517,376

Auto Components 9.19%
Autoliv, Inc.	150	11,768
Exide Technologies (I)	11,545	88,204
Federal-Mogul Corp. (I)	800	18,264
Tenneco, Inc. (I)	894	39,399

Hotels, Restaurants & Leisure 1.29%
Greektown Superholdings, Inc. (I)	92	6,486
The Wendy's Company	1,285	6,515
Trump Entertainment Resorts, Inc. (I)	260	1,040
WMS Industries, Inc. (I)	265	8,141

Media 19.68%
Cablevision Systems Corp., Class A	1,209	43,778
Canadian Satellite Radio Holdings, Inc., Class A (I)	5,900	17,129
Charter Communications, Inc., Class A (I)	2,104	114,163
Sirius XM Radio, Inc. (I)	64,006	140,173
SuperMedia, Inc. (I)	91	341
The Madison Square Garden, Inc., Class A (I)	373	10,269
Time Warner Cable, Inc.	150	11,706

Consumer Staples 1.29%		22,107

Food Products 0.73%
Kraft Foods, Inc., Class A	355	12,507

Household Products 0.56%
Spectrum Brands Holdings, Inc. (I)	300	9,600

Energy 0.11%		1,926

Oil, Gas & Consumable Fuels 0.11%
Dominion Petroleum, Ltd., GDR (I)	33,000	1,926

Financials 9.66%		165,651

Capital Markets 3.59%
American Capital, Ltd. (I)	560	5,561
Blackstone Group LP	350	5,796
Janus Capital Group, Inc.	460	4,342
Morgan Stanley	525	12,080
Solar Senior Capital, Ltd.	505	9,065
Tetragon Financial Group, Ltd.	1,381	11,456
The Goldman Sachs Group, Inc.	100	13,309

Commercial Banks 0.64%
Wells Fargo & Company	390	10,943

Consumer Finance 0.34%
Discover Financial Services	215	5,751

Diversified Financial Services 3.46%
Bank of America Corp.	3,320	36,387
Citigroup, Inc.	78	3,248
KKR Financial Holdings LLC	2,010	19,718

Insurance 0.17%
American International Group, Inc. (I)	100	2,932

1

Leveraged Companies Fund
As of 6-30-11 (Unaudited)

	Shares	Value
Financials (continued)

Real Estate Investment Trusts 1.18%
iStar Financial, Inc. (I)	2,500	$20,275

Thrifts & Mortgage Finance 0.28%
The PMI Group, Inc. (I)(L)	4,475	4,788

Health Care 0.78%		13,304

Pharmaceuticals 0.78%
Johnson & Johnson	200	13,304

Industrials 25.64%		439,819

Aerospace & Defense 0.50%
AAR Corp.	315	8,533

Air Freight & Logistics 0.53%
FedEx Corp.	95	9,011

Airlines 21.81%
Delta Air Lines, Inc. (I)	15,843	145,280
Pinnacle Airlines Corp. (I)	8,265	37,523
United Continental Holdings, Inc. (I)(L)	4,125	93,349
US Airways Group, Inc. (I)(L)	11,000	98,010

Building Products 0.15%
USG Corp. (I)(L)	185	2,653

Road & Rail 0.40%
Union Pacific Corp.	65	6,786

Trading Companies & Distributors 2.25%
TAL International Group, Inc.	1,120	38,674

Information Technology 0.44%		7,540

Software 0.44%
Microsoft Corp.	290	7,540

Materials 4.42%		75,846

Chemicals 4.23%
American Pacific Corp. (I)	6,550	52,531
Huntsman Corp.	550	10,368
LyondellBasell Industries NV, Class A	250	9,630

Containers & Packaging 0.19%
Rock-Tenn Company, Class A	50	3,317

Telecommunication Services 0.80%		13,761

Wireless Telecommunication Services 0.80%
Leap Wireless International, Inc. (I)(L)	275	4,463
Sprint Nextel Corp. (I)	1,725	9,298

Utilities 0.25%		4,274

Independent Power Producers & Energy Traders 0.25%
Calpine Corp. (I)	265	4,274

2

Leveraged Companies Fund
As of 6-30-11 (Unaudited)

			Shares	Value

Preferred Securities 7.24%				$124,233

(Cost $164,208)

Consumer Discretionary 7.24%				124,233

Auto Components 0.41%
The Goodyear Tire & Rubber Company, 5.875%			126	7,008

Hotels, Restaurants & Leisure 6.83%
Greektown Superholdings, Inc., Series A (I)			1,563	117,225

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 5.58%				$95,738

(Cost $134,102)

Consumer Discretionary 0.61%				10,400

Hotels, Restaurants & Leisure 0.61%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	100,000	50
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	115,000	10,350

Media 0.00%
SuperMedia, Inc., Escrow Certificates (I)	-	11/15/16	115,000	0

Financials 3.47%				59,500

Insurance 3.47%
MBIA Insurance Corp. (14.000% to 01/15/2013, then 3 month
LIBOR + 11.260%)(S)	14.000	01/15/33	100,000	59,500

Industrials 1.50%				25,838

Aerospace & Defense 1.50%
Colt Defense LLC/Colt Finance Corp.	8.750	11/15/17	30,000	25,838

Convertible Bonds 4.88%				$83,779

(Cost $73,138)

Consumer Discretionary 2.05%				35,280

Media 2.05%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	24,000	35,280

Industrials 2.83%				48,499

Airlines 2.83%
AMR Corp.	6.250	10/15/14	50,000	48,499

			Shares	Value

Investment Companies 3.13%				$53,645

(Cost $44,726)

AP Alternative Assets LP			350	4,306
iShares MSCI Japan Index Fund			1,880	19,608
ProShares Ultra Dow 30			315	19,867
ProShares Ultra MSCI Japan (I)			75	5,260
ProShares UltraShort Euro (I)			275	4,604

3

Leveraged Companies Fund
As of 6-30-11 (Unaudited)

		Shares	Value

Warrants 3.25%			$55,728

(Cost $70,142)

Consumer Discretionary 3.02%			51,732

Charter Communications, Inc., Class A (Expiration Date: 11/30/2014; Strike Price:
$46.86) (I)		102	1,428
Ford Motor Company (Expiration Date: 01/01/2013; Strike Price: $9.20) (I)		9,600	50,304

Financials 0.23%			3,996

American International Group, Inc. (Expiration Date: 01/19/2021; Strike Price: $45.00)
(I)		53	541
Citigroup, Inc. (Expiration Date: 01/04/2019; Strike Price: $106.10) (I)		5,000	3,455

	Yield (%)	Shares	Value

Securities Lending Collateral 10.08%			$172,875

(Cost $172,870)

John Hancock Collateral Investment Trust (W)	0.2447(Y)	17,274	172,875

Total investments (Cost $1,680,804)† 107.71%			$1,847,602

Other assets and liabilities, net (7.71%)			($132,209)

Total net assets 100.00%			$1,715,393

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

GDR Global Depositary Receipt

LIBOR London Interbank Offered Rate

MSCI Morgan Stanley Capital International

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 6-30-11.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-11.

† At 6-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,688,204. Net unrealized appreciation aggregated $159,398, of which $428,705 related to appreciated investment securities and $269,307 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of June 30, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	06/30/11	Price	Inputs	Inputs

Common Stocks	$ 1,261,604	$ 1,240,696	$ 19,868	$ 1,040
Preferred Securities	124,233	7,008	117,225	—
Corporate Bonds	95,738	—	95,738	—
Convertible Bonds	83,779	—	83,779	—
Investment Companies	53,645	53,645	—	—
Warrants	55,728	55,728	—	—
Securities Lending Collateral	172,875	172,875	—	—

Total investments in Securities	$ 1,847,602	$ 1,529,952	$ 316,610	$ 1,040

During the three month period ended June 30, 2011, there were no significant transfers in or out of Level 1, or out of Level 2, assets. Significant transfers from Level 3 to Level 2 assets occurred as a result of changes in valuation techniques.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Common Stocks	Preferred	Total
Investment in Securities	Stocks	Securities

Balance as of 3-31-11	$9,364	$139,216	$148,580
Realized Gain (loss)	-	-	-
Change in unrealized appreciation
(depreciation)	(130)	-	(130)
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	(8,194)	(139,216)	(147,410)

Balance as of 6-30-11	$1,040	-	$1,040

change in unrealized at period end*	($130)	-	($130)

* change in unrealized appreciation (depreciation, attributable to level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), an affiliate of the fund, are valued at their closing net asset values each day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees, which may include methodologies based on market inputs, income assumptions, or cost basis.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.

336Q1 6/11
8/11

John Hancock
MUTUAL FUNDS

John Hancock Small Cap Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2011

Small Cap Opportunities Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Common Stocks 99.45%		$4,193,845

(Cost $3,318,055)

Consumer Discretionary 14.33%		604,492

Diversified Consumer Services 0.83%

Global Education & Technology Group, Ltd., ADR (I)	6,491	35,051

Hotels, Restaurants & Leisure 3.95%

Bally Technologies, Inc. (I)	1,583	64,396
Bravo Brio Restaurant Group, Inc. (I)	1,202	29,365
WMS Industries, Inc. (I)	2,376	72,991

Household Durables 3.67%

iRobot Corp. (I)	2,041	72,027
Tempur-Pedic International, Inc. (I)	1,221	82,808

Internet & Catalog Retail 0.13%

Homeaway, Inc. (I)	141	5,457

Media 2.08%

Imax Corp. (I)	2,706	87,756

Specialty Retail 2.23%

A.C. Moore Arts & Crafts, Inc. (I)	9,555	23,888
Lumber Liquidators Holdings, Inc. (I)	2,764	70,206

Textiles, Apparel & Luxury Goods 1.44%

G-III Apparel Group, Ltd. (I)	1,756	60,547

Consumer Staples 2.89%		121,811

Food Products 2.89%

Darling International, Inc. (I)	6,882	121,811

Energy 9.67%		407,946

Energy Equipment & Services 1.21%

Oil States International, Inc. (I)	640	51,142

Oil, Gas & Consumable Fuels 8.46%

Africa Oil Corp. (I)	20,521	36,172
Americas Petrogas, Inc. (I)	17,058	34,627
Americas Petrogas, Inc., Common Shares (I)	12,307	25,011
BlackPearl Resources, Inc. (I)	958	6,764
Brigham Exploration Company (I)(L)	1,507	45,105
Ivanhoe Energy, Inc. (I)(L)	32,224	60,903
Kior, Inc., Class A (I)	1,948	29,512
Patriot Coal Corp. (I)	2,455	54,648
Solazyme, Inc. (I)	752	17,273
Surge Energy, Inc. (I)	4,633	46,789

Financials 5.93%		250,044

Capital Markets 4.26%

Evercore Partners, Inc., Class A	1,303	43,416
Lazard, Ltd., Class A	2,116	78,504
Solar Senior Capital, Ltd.	3,212	57,655

1

Small Cap Opportunities Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 1.67%

Zions Bancorporation	2,935	$70,469

Health Care 12.52%		527,800

Health Care Equipment & Supplies 5.31%

Align Technology, Inc. (I)	2,312	52,714
Arthrocare Corp. (I)	865	28,952
RTI Biologics, Inc. (I)	11,244	30,471
SonoSite, Inc. (I)	1,646	57,890
Thoratec Corp. (I)	1,635	53,661

Health Care Providers & Services 4.49%

Coventry Health Care, Inc. (I)	2,858	104,231
MEDNAX, Inc. (I)	1,181	85,256

Life Sciences Tools & Services 0.06%

Sequenom, Inc. (I)	328	2,476

Pharmaceuticals 2.66%

Impax Laboratories, Inc. (I)	1,996	43,493
Par Pharmaceutical Companies, Inc. (I)	1,590	52,438
Somaxon Pharmaceuticals, Inc. (I)	7,614	16,218

Industrials 11.69%		492,864

Aerospace & Defense 4.68%

BE Aerospace, Inc. (I)	1,221	49,829
Hexcel Corp. (I)	4,215	92,266
The Keyw Holding Corp. (I)	4,469	55,371

Airlines 1.83%

Copa Holdings SA, Class A	1,153	76,951

Building Products 2.91%

Quanex Building Products Corp.	3,268	53,563
Trex Company, Inc. (I)	2,831	69,303

Commercial Services & Supplies 1.26%

Steelcase, Inc., Class A	4,652	52,986

Machinery 1.01%

Graham Corp.	2,088	42,595

Information Technology 29.56%		1,246,546

Communications Equipment 2.61%

KVH Industries, Inc. (I)	10,358	110,106

Internet Software & Services 8.33%

Ancestry.com, Inc. (I)	2,802	115,975
Bankrate Inc. (I)	2,270	37,637
Demand Media, Inc. (I)	2,979	40,365
TechTarget, Inc. (I)	6,037	45,700
VistaPrint NV (I)	1,477	70,674
XO Group, Inc. (I)	4,096	40,755

2

Small Cap Opportunities Fund
As of 6-30-11 (Unaudited)

		Shares	Value

Information Technology (continued)

IT Services 3.88%

Cardtronics, Inc. (I)		3,723	$87,304
VeriFone Systems, Inc. (I)		1,723	76,415

Semiconductors & Semiconductor Equipment 6.46%

Atmel Corp. (I)		5,788	81,437
Cavium, Inc. (I)		1,932	84,216
Cypress Semiconductor Corp. (I)		3,108	65,703
Netlogic Microsystems, Inc. (I)		1,021	41,269

Software 8.28%

BroadSoft, Inc. (I)		2,003	76,374
Concur Technologies, Inc. (I)		1,420	71,099
Monotype Imaging Holdings, Inc. (I)		4,550	64,292
Rosetta Stone, Inc. (I)		4,280	69,079
Ultimate Software Group, Inc. (I)		1,252	68,146

Materials 12.86%			542,342

Chemicals 3.96%

Karnalyte Resources, Inc. (I)		3,808	43,708
LSB Industries, Inc. (I)		1,629	69,917
Neo Material Technologies, Inc. (I)		5,552	53,422

Construction Materials 1.38%

Eagle Materials, Inc.		2,091	58,276

Metals & Mining 5.91%

Avalon Rare Metals, Inc. - Foreign Shares (I)		9,565	66,448
Carpenter Technology Corp.		848	48,913
Focus Metals, Inc. (I)		13,903	12,759
Pretium Resources, Inc. (I)		4,716	44,791
San Gold Corp. (I)		22,500	76,054

Paper & Forest Products 1.61%

Schweitzer-Mauduit International, Inc.		1,212	68,054

Warrants 0.05%			$1,938

(Cost $0)

Focus Metals Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)		6,951	1,072
Frontier Rare Earths, Ltd. (Expiration Date: 11-17-12, Strike Price: CAD 4.60) (I)		4,395	866

	Yield	Shares	Value

Securities Lending Collateral 0.97%			$40,805

(Cost $40,797)

John Hancock Collateral Investment Trust (W)	0.2447% (Y)	4,077	40,805

Total investments (Cost $3,358,853)† 100.47%			$4,236,588

Other assets and liabilities, net (0.47%)			($19,687)

Total net assets 100.00%			$4,216,901

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

3

Small Cap Opportunities Fund
As of 6-30-11 (Unaudited)

ADR American Depositary Receipts

CAD Canadian Dollar

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 6-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-11.

† At 6-30-11, the aggregate cost of investment securities for federal income tax purposes was $3,363,036. Net unrealized appreciation aggregated $873,552, of which $1,050,266 related to appreciated investment securities and $176,714 related to depreciated investment securities.

The Fund had the following country concentrations as of total net assets on 6-30-11:

United States	78%
Canada	14%
Bermuda	2%
Panama	2%
Netherlands	1%
China	1%
Virgin Islands	1%
Short-Term Investments and Other	1%

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of June 30, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobserva
	6-30-11	Price	Inputs	ble Inputs
CommonStocks
Consumer Discretionary	$604,492	$604,492	—	—
Consumer Staples	121,811	121,811	—	—
Energy	407,946	373,319	$34,627	—
Financials	250,044	250,044	—	—
Health Care	527,800	527,800	—	—
Industrials	492,864	492,864	—	—
Information Technology	1,246,546	1,246,546	—	—
Materials	542,342	542,342	—	—
Warrants	1,938	1,938	—	—
Securities Lending Collateral	40,805	40,805	—	—

Total Investments in Securities	$4,236,588	$4,201,961	$34,627	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended June 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), an affiliate of the fund, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Opportunities Fund.

337Q1 6/11
8/11

John Hancock

MUTUAL FUNDS

John Hancock Disciplined Value Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2011

Disciplined Value Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Common Stocks 98.60%	$1,546,532,076

(Cost $1,340,312,815)

		233,269,231

Auto Components 2.06%
Autoliv, Inc. (L)	194,035	15,222,046
Lear Corp.	113,795	6,085,757
Visteon Corp. (I)	160,894	11,006,759

Media 9.75%
CBS Corp., Class B	836,105	23,820,631
Cinemark Holdings, Inc. (L)	412,330	8,539,354
Comcast Corp., Class A (L)	967,665	24,520,631
Liberty Media Corp. - Starz, Series A (I)	169,187	12,729,630
Omnicom Group, Inc.	377,450	18,177,992
The McGraw-Hill Companies, Inc. (L)	270,310	11,328,692
Time Warner, Inc.	429,970	15,638,009
Viacom, Inc., Class B	749,350	38,216,850

Multiline Retail 2.07%
Kohl's Corp.	193,272	9,665,533
Macy's, Inc.	496,710	14,523,800
Target Corp.	176,990	8,302,601

Specialty Retail 0.99%
Home Depot, Inc.	215,700	7,812,654
The Gap, Inc. (L)	424,215	7,678,292

Consumer Staples 4.07%		63,853,593

Beverages 0.66%
Anheuser-Busch InBev NV, ADR	177,860	10,317,659

Food & Staples Retailing 2.39%
CVS Caremark Corp.	445,600	16,745,648
Wal-Mart Stores, Inc.	389,435	20,694,576

Tobacco 1.02%
Philip Morris International, Inc.	241,062	16,095,710

Energy 11.63%		182,333,210

Oil, Gas & Consumable Fuels 11.63%
Canadian Natural Resources, Ltd. (L)	271,135	11,349,711
Chevron Corp.	416,615	42,844,687
EOG Resources, Inc. (L)	149,575	15,638,066
Exxon Mobil Corp.	311,319	25,335,140
Noble Energy, Inc.	186,285	16,696,725
Occidental Petroleum Corp.	379,405	39,473,296
PetroBakken Energy, Ltd., Class A	255,940	3,467,987
Royal Dutch Shell PLC, ADR (L)	287,445	20,445,963
SM Energy Company	96,375	7,081,635

Financials 25.07%		393,225,452

Capital Markets 0.42%
Raymond James Financial, Inc.	205,185	6,596,698

Commercial Banks 6.83%
Barclays PLC, ADR (L)	684,940	11,253,564
PNC Financial Services Group, Inc.	272,450	16,240,745
U.S. Bancorp	1,057,675	26,981,289

1

Disciplined Value Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Financials (continued)

Wells Fargo & Company	1,876,595	$52,657,256

Consumer Finance 5.24%
American Express Company	338,816	17,516,787
Capital One Financial Corp.	291,485	15,061,030
Discover Financial Services	734,735	19,654,161
SLM Corp.	1,777,340	29,877,085

Diversified Financial Services 5.85%
Citigroup, Inc.	707,989	29,480,662
JPMorgan Chase & Company	1,521,350	62,284,069

Insurance 6.73%
ACE, Ltd.	112,274	7,389,875
Berkshire Hathaway, Inc., Class B (I)	605,824	46,884,719
MetLife, Inc.	483,278	21,201,406
Reinsurance Group of America, Inc.	141,470	8,609,864
The Travelers Companies, Inc.	185,649	10,838,189
Validus Holdings, Ltd.	345,656	10,698,053

Health Care 12.07%		189,259,310

Biotechnology 1.24%
Amgen, Inc. (I)	332,805	19,419,172

Health Care Equipment & Supplies 0.87%
Covidien PLC	256,005	13,627,146

Health Care Providers & Services 4.18%
DaVita, Inc. (I)	90,085	7,802,262
Humana, Inc.	361,635	29,126,083
McKesson Corp.	286,110	23,933,102
Omnicare, Inc. (L)	146,160	4,661,042

Pharmaceuticals 5.78%
Johnson & Johnson	594,186	39,525,253
Pfizer, Inc.	2,483,750	51,165,250

Industrials 10.24%		160,611,809

Aerospace & Defense 6.53%
Honeywell International, Inc. (I)(L)	443,695	26,439,785
Huntington Ingalls Industries, Inc.	286,449	9,882,491
ITT Corp.	212,975	12,550,617
Northrop Grumman Corp.	186,645	12,943,831
Raytheon Company	423,715	21,122,193
United Technologies Corp.	220,185	19,488,574

Industrial Conglomerates 1.88%
Siemens AG, ADR (L)	80,789	11,110,911
Tyco International, Ltd.	370,145	18,296,267

Machinery 1.05%
Illinois Tool Works, Inc.	226,725	12,807,695
Oshkosh Corp. (I)	127,840	3,699,690

Professional Services 0.78%
Manpower, Inc.	228,700	12,269,755

Information Technology 17.16%		269,205,096

Communications Equipment 1.28%
Harris Corp. (L)	446,345	20,112,306

2

Disciplined Value Fund
As of 6-30-11 (Unaudited)

		Shares	Value

Information Technology (continued)

Computers & Peripherals 3.01%
Apple, Inc. (I)		27,155	$9,115,119
EMC Corp. (I)(L)		498,675	13,738,488
Hewlett-Packard Company		214,583	7,810,821
Seagate Technology PLC		536,885	8,676,062
Western Digital Corp. (I)		214,135	7,790,231

Electronic Equipment, Instruments & Components 2.71%
Avnet, Inc. (I)		558,175	17,794,619
TE Connectivity, Ltd.		673,050	24,741,318

Internet Software & Services 3.02%
eBay, Inc. (I)		953,025	30,754,117
IAC/InterActiveCorp (I)		436,080	16,645,174

IT Services 2.37%
CGI Group, Inc., Class A (I)		664,232	16,373,319
International Business Machines Corp.		49,315	8,459,988
The Western Union Company		618,470	12,387,954

Office Electronics 0.82%
Xerox Corp.		1,232,220	12,827,410

Software 3.95%
Microsoft Corp.		1,279,544	33,268,144
Oracle Corp.		872,380	28,710,026

Materials 2.00%			31,436,382

Chemicals 0.48%
Albemarle Corp.		108,796	7,528,683

Containers & Packaging 1.00%
Ball Corp.		204,345	7,859,109
Rock-Tenn Company, Class A		117,540	7,797,604

Metals & Mining 0.52%
Reliance Steel & Aluminum Company		166,183	8,250,986

Telecommunication Services 0.71%			11,086,987

Wireless Telecommunication Services 0.71%
Vodafone Group PLC, ADR		414,932	11,086,987

Utilities 0.78%			12,251,006

Electric Utilities 0.78%
Edison International		316,155	12,251,006

	Yield (%)	Shares	Value

Securities Lending Collateral 5.53%			$86,710,331

(Cost $86,699,126)

John Hancock Collateral Investment Trust (W)	0.2477(Y)	8,664,188	86,710,331

3

Disciplined Value Fund
As of 6-30-11 (Unaudited)

	Par value	Value

Short-Term Investments 2.03%		$31,895,000

(Cost $31,895,000)

Repurchase Agreement 2.03%		31,895,000

Repurchase Agreement with State Street Corp. dated 06-30-2011 at 0.010% to be repurchased at $31,895,009 on 07-01-2011, collateralized by $32,455,000 U.S.
Treasury Notes, 0.500% due 11-30-2012 (valued at $32,536,138, Including Interest)	$31,895,000	31,895,000

Total investments (Cost $1,458,906,941)† 106.16%		$1,665,137,407

Other assets and liabilities, net (6.16%)		($96,645,075)

Total net assets 100.00%	$1,568,492,340

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 6-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-11.

† At 6-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,463,904,568. Net unrealized appreciation aggregated $201,232,839, of which $215,107,976 related to appreciated investment securities and $13,875,137 related to depreciated investment securities.

4

Disciplined Value Fund
As of 6-30-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

As of June 30, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended June 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.

340Q1 6/11
8/11

John Hancock

MUTUAL FUNDS

John Hancock Core High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2011

Core High Yield Fund
As of 6-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 92.36%				$15,671,830

(Cost $14,533,554)

Consumer Discretionary 21.47%				3,642,456

Auto Components 1.52%
UCI International, Inc.	8.625	02/15/19	250,000	257,500

Diversified Consumer Services 2.18%
Bankrate, Inc. (S)	11.750	07/15/15	325,000	370,500

Hotels, Restaurants & Leisure 12.15%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	250,000	275,938
Mandalay Resort Group	7.625	07/15/13	750,000	742,500
Marina District Finance Company, Inc.	9.875	08/15/18	100,000	102,000
MTR Gaming Group, Inc., Series B	9.000	06/01/12	1,000,000	941,250

Media 5.62%
American Media, Inc. (S)	11.500	12/15/17	94,000	100,580
Columbus International, Inc. (S)	11.500	11/20/14	750,000	852,188

Consumer Staples 12.10%				2,052,500

Food Products 7.83%
Reddy Ice Corp.	11.250	03/15/15	500,000	511,250
Southern States Cooperative, Inc. (S)	11.250	05/15/15	750,000	817,500

Tobacco 4.27%
Alliance One International, Inc.	10.000	07/15/16	750,000	723,750

Energy 8.40%				1,425,250

Energy Equipment & Services 8.40%
Allis-Chalmers Energy, Inc.	9.000	01/15/14	100,000	102,125
Geokinetics Holdings USA, Inc.	9.750	12/15/14	250,000	240,000
Offshore Group Investments, Ltd.	11.500	08/01/15	750,000	815,625
Pioneer Drilling Company	9.875	03/15/18	250,000	267,500

Financials 13.10%				2,223,000

Consumer Finance 4.96%
TMX Finance LLC / TitleMax Finance Corp.	13.250	07/15/15	750,000	841,875

Diversified Financial Services 4.49%
CNG Holdings, Inc. (S)	12.250	02/15/15	200,000	216,500
Reliance Intermediate Holdings LP (S)	9.500	12/15/19	500,000	545,625

Real Estate Management & Development 3.65%
CB Richard Ellis Services, Inc.	11.625	06/15/17	100,000	115,875
Kennedy-Wilson, Inc. (S)	8.750	04/01/19	500,000	503,125

Health Care 9.00%				1,526,627

Health Care Equipment & Supplies 1.54%
Apria Healthcare Group, Inc.	12.375	11/01/14	250,000	260,313

Health Care Providers & Services 7.46%
American Renal Holdings Company, Inc.	8.375	05/15/18	100,000	101,875
BioScrip, Inc.	10.250	10/01/15	750,000	782,813
OnCure Holdings, Inc.	11.750	05/15/17	175,000	180,688
Radiation Therapy Services, Inc.	9.875	04/15/17	150,000	149,813
Radnet Management, Inc.	10.375	04/01/18	50,000	51,125

1

Core High Yield Fund
As of 6-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials 14.29%				$2,425,250

Aerospace & Defense 3.73%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	600,000	633,000

Commercial Services & Supplies 4.01%
Casella Waste Systems, Inc. (S)	7.750	02/15/19	100,000	100,250
Garda World Security Corp. (S)	9.750	03/15/17	100,000	105,750
The Sheridan Group, Inc. (S)	12.500	04/15/14	500,000	475,000

Marine 1.65%
Commercial Barge Line Company	12.500	07/15/17	250,000	280,625

Professional Services 3.33%
TransUnion LLC/TransUnion Financing Corp.	11.375	06/15/18	500,000	565,000

Trading Companies & Distributors 1.57%
FGI Operating Company, Inc.	10.250	08/01/15	250,000	265,625

Information Technology 1.61%				273,750

IT Services 1.61%
Unisys Corp.	12.500	01/15/16	250,000	273,750

Materials 4.63%				786,000

Chemicals 0.60%
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. (S)	8.375	03/01/18	100,000	101,250

Metals & Mining 0.63%
Novelis, Inc.	8.750	12/15/20	100,000	108,000

Paper & Forest Products 3.40%
UPM-Kymmene OYJ (S)	7.450	11/26/27	600,000	576,750

Telecommunication Services 6.58%				1,116,997

Diversified Telecommunication Services 3.06%
Broadview Networks Holdings, Inc.	11.375	09/01/12	250,000	236,875
Wind Acquisition Finance SA (S)	11.750	07/15/17	250,000	283,122

Wireless Telecommunication Services 3.52%
Goodman Networks, Inc. (S)	12.125	07/01/18	600,000	597,000

Utilities 1.18%				200,000

Independent Power Producers & Energy Traders 1.18%
Dynegy Holdings, Inc.	8.375	05/01/16	250,000	200,000

Convertible Bonds 1.87%				$316,500

(Cost $294,518)

Industrials 1.87%				316,500

Sea Trucks Group (10.000% Steps up to 11.000% on
7-31-12)	10.000	01/31/15	300,000	316,500

			Par value	Value

Short-Term Investments 4.32%				$733,000

(Cost $733,000)

Repurchase Agreement 4.32%				733,000

Repurchase Agreement with State Street Corp. dated 6-30-11 at
0.010% to be repurchased at $733,000 on 7-1-11, collateralized by
$745,000 U.S. Treasury Notes, 1.000% due 4-30-12 (valued at
$751,182, including interest)			$733,000	733,000

2

Core High Yield Fund
As of 6-30-11 (Unaudited)

Total investments (Cost $15,561,072)† 98.55%	$16,721,330

Other assets and liabilities, net 1.45%	$246,301

Total net assets 100.00%	$16,967,631

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,645,140 or 33.27% of the Fund's net assets as of 6-30-11.

† At 6-30-11, the aggregate cost of investment securities for federal income tax purposes was $15,561,325. Net unrealized appreciation aggregated $1,160,005, of which $1,189,249 related to appreciated investment securities and $29,244 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 6-30-11:

United States	78%
Barbados	5%
Cayman Islands	5%
Canada	5%
Finland	3%
Luxembourg	2%
Nigeria	2%

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments are categorized as Level 2 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended June 30, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core High Yield Fund.

346Q1 6/11
8/11

John Hancock
MUTUAL FUNDS

John Hancock Small Company Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2011

Small Company Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Common Stocks 96.74%		$213,373,540

(Cost $195,678,284)

Consumer Discretionary 11.52%		25,410,076

Auto Components 1.11%

Dana Holding Corp. (I)	134,080	2,453,664

Media 2.19%

Arbitron, Inc.	80,430	3,324,172
Cinemark Holdings, Inc.	72,050	1,492,156

Specialty Retail 2.41%

Express, Inc.	149,240	3,253,432
hhgregg, Inc. (I)	154,330	2,068,022

Textiles, Apparel & Luxury Goods 5.81%

G-III Apparel Group, Ltd. (I)	65,760	2,267,405
Steven Madden, Ltd. (I)	88,285	3,311,570
The Warnaco Group, Inc. (I)	42,860	2,239,435
True Religion Apparel, Inc. (I)	80,690	2,346,465
Wolverine World Wide, Inc.	63,563	2,653,755

Consumer Staples 3.91%		8,629,513

Food Products 2.91%

Snyders-Lance, Inc.	151,800	3,283,434
TreeHouse Foods, Inc. (I)	57,580	3,144,444

Personal Products 1.00%

Elizabeth Arden, Inc. (I)	75,840	2,201,635

Energy 7.00%		15,438,220

Energy Equipment & Services 5.92%

Atwood Oceanics, Inc. (I)	61,860	2,729,882
Complete Production Services, Inc. (I)	71,120	2,372,563
Gulfmark Offshore, Inc., Class A (I)	59,010	2,607,652
Lufkin Industries, Inc.	27,450	2,362,073
Pioneer Drilling Company (I)	195,160	2,974,238

Oil, Gas & Consumable Fuels 1.08%

Georesources, Inc. (I)	106,350	2,391,812

Financials 23.23%		51,237,382

Capital Markets 2.38%

Evercore Partners, Inc., Class A	96,870	3,227,708
Piper Jaffray Companies (I)	69,850	2,012,379

Commercial Banks 9.45%

Bank of the Ozarks, Inc.	52,730	2,745,124
First Midwest Bancorp, Inc.	237,760	2,922,070
Hancock Holding Company	103,610	3,209,838
PacWest Bancorp	128,250	2,638,103
Prosperity Bancshares, Inc.	78,100	3,422,342
Signature Bank (I)	59,780	3,419,416
Western Alliance Bancorp (I)	351,980	2,499,058

1

Small Company Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 2.55%

Delphi Financial Group, Inc., Class A	115,690	$3,379,305
The Hanover Insurance Group, Inc.	59,440	2,241,482

Real Estate Investment Trusts 8.85%

Entertainment Properties Trust	71,120	3,321,304
Highwoods Properties, Inc.	95,650	3,168,885
Home Properties, Inc.	54,940	3,344,747
Invesco Mortgage Capital, Inc.	151,500	3,201,195
LaSalle Hotel Properties	121,460	3,199,256
Washington Real Estate Investment Trust	101,020	3,285,170

Health Care 13.13%		28,956,955

Health Care Equipment & Supplies 2.59%

Integra LifeSciences Holdings Corp. (I)	48,880	2,336,953
Teleflex, Inc.	55,180	3,369,291

Health Care Providers & Services 9.07%

Bio-Reference Labs, Inc. (I)	102,160	2,135,144
Chemed Corp.	34,900	2,286,648
Hanger Orthopedic Group, Inc. (I)	90,830	2,222,610
Healthspring, Inc. (I)	45,690	2,106,766
LifePoint Hospitals, Inc. (I)	80,270	3,136,952
Owens & Minor, Inc.	97,590	3,365,879
PSS World Medical, Inc. (I)	101,260	2,836,293
VCA Antech, Inc. (I)	90,730	1,923,476

Pharmaceuticals 1.47%

Impax Laboratories, Inc. (I)	51,090	1,113,251
Questcor Pharmaceuticals, Inc. (I)	88,120	2,123,692

Industrials 15.30%		33,744,684

Aerospace & Defense 1.23%

Orbital Sciences Corp., Class A (I)	161,250	2,717,063

Commercial Services & Supplies 1.54%

United Stationers, Inc.	95,600	3,387,108

Construction & Engineering 1.01%

EMCOR Group, Inc. (I)	75,850	2,223,164

Electrical Equipment 3.89%

Belden, Inc.	62,420	2,175,961
EnerSys (I)	89,870	3,093,325
Woodward, Inc.	95,010	3,312,049

Machinery 1.58%

Robbins & Myers, Inc.	66,050	3,490,743

Professional Services 1.05%

Acacia Research (I)	62,970	2,310,369

Road & Rail 2.57%

Genesee & Wyoming, Inc., Class A (I)	39,000	2,286,960
Old Dominion Freight Line, Inc. (I)	90,840	3,388,332

2

Small Company Fund
As of 6-30-11 (Unaudited)

		Shares	Value

Industrials (continued)

Trading Companies & Distributors 2.43%

Titan Machinery, Inc. (I)		80,960	$2,330,029
WESCO International, Inc. (I)		56,010	3,029,581

Information Technology 13.74%			30,309,736

Communications Equipment 1.16%

Viasat, Inc. (I)		59,050	2,555,094

Electronic Equipment, Instruments & Components 2.42%

Anixter International, Inc.		43,250	2,825,955
Coherent, Inc. (I)		45,370	2,507,600

Internet Software & Services 2.22%

IntraLinks Holdings, Inc. (I)		114,640	1,980,979
LivePerson, Inc. (I)		205,920	2,911,709

Office Electronics 1.48%

Zebra Technologies Corp., Class A (I)		77,630	3,273,657

Semiconductors & Semiconductor Equipment 2.36%

Cirrus Logic, Inc. (I)		147,760	2,349,384
PMC-Sierra, Inc. (I)		378,410	2,864,564

Software 4.10%

ACI Worldwide, Inc. (I)		73,810	2,492,564
SolarWinds, Inc. (I)		126,170	3,298,084
Websense, Inc. (I)		125,150	3,250,146

Materials 4.81%			10,601,432

Chemicals 2.57%

Cytec Industries, Inc.		60,160	3,440,550
Olin Corp.		98,040	2,221,586

Metals & Mining 2.24%

Century Aluminum Company (I)		158,220	2,476,143
Worthington Industries, Inc.		106,630	2,463,153

Utilities 4.10%			9,045,542

Electric Utilities 4.10%

Portland General Electric Company		175,550	4,437,904
Unisource Energy Corp.		123,430	4,607,638

Short-Term Investments 3.27%			$7,217,511

(Cost $7,217,511)

	Yield	Shares	Value

Money Market Funds 3.27%			7,217,511

State Street Institutional Liquid Reserves Fund	0.1510% (Y)	7,217,511	7,217,511

3

Small Company Fund
As of 6-30-11 (Unaudited)

Total investments (Cost $202,895,795)† 100.01%	$220,591,051

Other assets and liabilities, net (0.01%)	($25,025)

Total net assets 100.00%	$220,566,026

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 6-30-11.

† At 6-30-2011, the aggregate cost of investment securities for federal income tax purposes was $204,116,290. Net unrealized appreciation aggregated $16,474,761, of which $23,767,710 related to appreciated investment securities and $7,292,949 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments are categorized as Level 1 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended June 30, 2011, there were no significant transfers in or out of Level 1 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Company Fund.

348Q1 6/11
8/11

John Hancock

MUTUAL FUNDS

John Hancock Disciplined Value Mid Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2011

Disciplined Value Mid Cap Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Common Stocks 96.30%		$581,248,670

(Cost $525,449,756)

Consumer Discretionary 11.62%		70,123,537

Auto Components 0.63%
Lear Corp.	70,635	3,777,560

Diversified Consumer Services 0.43%
DeVry, Inc.	43,715	2,584,868

Hotels, Restaurants & Leisure 0.65%
CEC Entertainment, Inc.	98,200	3,938,802

Household Durables 0.57%
Mohawk Industries, Inc. (I)	56,770	3,405,632

Internet & Catalog Retail 0.82%
Expedia, Inc.	170,534	4,943,781

Leisure Equipment & Products 0.40%
Mattel, Inc.	88,340	2,428,467

Media 3.59%
CBS Corp., Class B	312,930	8,915,376
Omnicom Group, Inc.	115,845	5,579,095
The McGraw-Hill Companies, Inc.	171,640	7,193,432

Multiline Retail 0.97%
Kohl's Corp.	117,420	5,872,174

Specialty Retail 2.47%
Bed Bath & Beyond, Inc. (I)	99,345	5,798,768
Guess?, Inc.	42,035	1,767,992
Williams-Sonoma, Inc.	201,355	7,347,444

Textiles, Apparel & Luxury Goods 1.09%
Coach, Inc.	46,640	2,981,695
VF Corp. (L)	33,055	3,588,451

Consumer Staples 2.37%		14,285,791

Beverages 1.46%
Coca-Cola Enterprises, Inc.	184,510	5,384,002
Dr. Pepper Snapple Group, Inc.	82,305	3,451,049

Food & Staples Retailing 0.25%
The Kroger Company	59,490	1,475,352

Tobacco 0.66%
Lorillard, Inc.	36,515	3,975,388

Energy 5.42%		32,729,276

Energy Equipment & Services 0.63%
Oil States International, Inc. (I)	47,380	3,786,136

Oil, Gas & Consumable Fuels 4.79%
EOG Resources, Inc.	22,040	2,304,282
Noble Energy, Inc.	82,255	7,372,516
Rosetta Resources, Inc. (I)(L)	131,630	6,784,210
SemGroup Corp., Class A (I)	68,660	1,762,502
SM Energy Company (L)	145,885	10,719,630

1

Disciplined Value Mid Cap Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Financials 25.12%		$151,608,923

Capital Markets 4.02%
Affiliated Managers Group, Inc. (I)	55,645	5,645,185
Raymond James Financial, Inc.	248,535	7,990,400
SEI Investments Company	129,825	2,922,361
TD Ameritrade Holding Corp.	395,380	7,713,864

Commercial Banks 4.42%
Comerica, Inc. (L)	130,760	4,520,373
East West Bancorp, Inc.	280,210	5,663,044
Fifth Third Bancorp	324,840	4,141,710
M&T Bank Corp. (L)	40,835	3,591,438
Popular, Inc. (I)	1,129,063	3,116,214
SunTrust Banks, Inc.	139,795	3,606,711
Zions Bancorporation (L)	85,725	2,058,257

Consumer Finance 3.39%
Capital One Financial Corp.	126,970	6,560,540
Discover Financial Services	370,930	9,922,378
SLM Corp.	237,805	3,997,502

Diversified Financial Services 1.46%
Moody's Corp. (L)	229,100	8,785,985

Insurance 8.45%
ACE, Ltd.	33,560	2,208,919
Alleghany Corp. (I)	24,457	8,146,871
AON Corp.	63,540	3,259,602
Assurant, Inc.	64,455	2,337,783
Loews Corp.	86,085	3,623,318
Marsh & McLennan Companies, Inc.	263,365	8,214,354
Reinsurance Group of America, Inc.	82,730	5,034,948
Symetra Financial Corp.	221,645	2,976,692
The Hanover Insurance Group, Inc.	133,795	5,045,409
Unum Group	319,695	8,145,829
W.R. Berkley Corp.	62,010	2,011,604

Real Estate Investment Trusts 3.38%
American Assets Trust, Inc.	83,530	1,875,249
Duke Realty Corp.	159,250	2,231,093
Equity Residential	51,405	3,084,300
Kimco Realty Corp.	249,170	4,644,529
Regency Centers Corp.	48,030	2,111,879
Taubman Centers, Inc.	66,960	3,964,032
Ventas, Inc. (L)	46,605	2,456,550

Health Care 9.61%		58,028,701

Health Care Equipment & Supplies 1.93%
CareFusion Corp. (I)	317,640	8,630,279
Hologic, Inc. (I)	151,055	3,046,779

Health Care Providers & Services 6.61%
Cardinal Health, Inc.	113,020	5,133,368
DaVita, Inc. (I)	50,500	4,373,805
Humana, Inc.	60,415	4,865,824
Lincare Holdings, Inc.	171,380	5,016,293
McKesson Corp.	80,820	6,760,593
Omnicare, Inc. (L)	207,135	6,605,535
Quest Diagnostics, Inc.	120,440	7,118,004

2

Disciplined Value Mid Cap Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Health Care (continued)

Pharmaceuticals 1.07%
Hospira, Inc. (I)	114,335	$6,478,221

Industrials 15.03%		90,732,551

Aerospace & Defense 1.93%
Curtiss-Wright Corp.	92,010	2,978,364
Huntington Ingalls Industries, Inc. (I)(L)	86,645	2,989,253
ITT Corp.	96,365	5,678,789

Electrical Equipment 2.16%
Cooper Industries PLC	47,355	2,825,673
Thomas & Betts Corp. (I)	189,270	10,192,190

Machinery 3.58%
Ingersoll-Rand PLC	168,040	7,630,696
Kennametal, Inc.	206,970	8,736,204
Stanley Black & Decker, Inc.	72,585	5,229,749

Professional Services 5.76%
Equifax, Inc.	199,735	6,934,799
FTI Consulting, Inc. (I)(L)	182,330	6,917,600
Manpower, Inc.	147,220	7,898,353
Robert Half International, Inc. (L)	245,320	6,631,000
Towers Watson & Company, Class A	97,590	6,412,639

Trading Companies & Distributors 1.60%
WESCO International, Inc. (I)(L)	178,910	9,677,242

Information Technology 13.05%		78,779,388

Communications Equipment 0.51%
Harris Corp. (L)	68,855	3,102,606

Computers & Peripherals 1.22%
Seagate Technology PLC	272,765	4,407,882
Western Digital Corp. (I)	81,215	2,954,602

Electronic Equipment, Instruments & Components 4.24%
Aeroflex Holding Corp. (I)	205,990	3,738,719
Arrow Electronics, Inc. (I)	152,110	6,312,565
Avnet, Inc. (I)	134,635	4,292,164
Flextronics International, Ltd. (I)(L)	656,045	4,211,809
Ingram Micro, Inc., Class A (I)	207,335	3,761,057
TE Connectivity, Ltd.	88,300	3,245,908

Internet Software & Services 0.62%
Monster Worldwide, Inc. (I)(L)	255,505	3,745,703

IT Services 2.29%
Alliance Data Systems Corp. (I)(L)	42,825	4,028,548
Amdocs, Ltd. (I)	91,325	2,775,367
CGI Group, Inc., Class A (I)	185,165	4,564,317
The Western Union Company	123,580	2,475,307

Office Electronics 1.37%
Xerox Corp.	794,945	8,275,377

Semiconductors & Semiconductor Equipment 1.29%
Analog Devices, Inc.	114,225	4,470,767
STMicroelectronics NV (L)	334,345	3,330,076

3

Disciplined Value Mid Cap Fund
As of 6-30-11 (Unaudited)

		Shares	Value

Information Technology (continued)

Software 1.51%
CA, Inc.		74,805	$1,708,546
Electronic Arts, Inc. (I)(L)		312,630	7,378,068

Materials 7.78%			46,932,667

Chemicals 4.01%
Albemarle Corp.		86,440	5,981,648
Ashland, Inc.		51,405	3,321,791
Cytec Industries, Inc.		122,080	6,981,755
Ferro Corp. (I)		232,620	3,126,413
PPG Industries, Inc.		52,830	4,796,436

Containers & Packaging 1.56%
Ball Corp.		137,395	5,284,212
Crown Holdings, Inc. (I)		106,510	4,134,718

Metals & Mining 2.21%
Globe Specialty Metals, Inc.		289,440	6,489,245
Reliance Steel & Aluminum Company		137,290	6,816,449

Telecommunication Services 0.72%			4,345,294

Diversified Telecommunication Services 0.72%
Windstream Corp. (L)		335,285	4,345,294

Utilities 5.58%			33,682,542

Electric Utilities 3.55%
American Electric Power Company, Inc.		59,825	2,254,206
Edison International		145,650	5,643,934
FirstEnergy Corp.		94,593	4,176,281
NV Energy, Inc.		335,015	5,142,480
Westar Energy, Inc. (L)		155,605	4,187,331

Multi-Utilities 2.03%
Alliant Energy Corp.		124,100	5,045,906
Ameren Corp.		131,755	3,799,814
PG&E Corp.		81,670	3,432,590

	Yield(%)	Shares	Value

Securities Lending Collateral 8.66%			$52,290,622

(Cost $52,288,076)

John Hancock Collateral Investment Trust (W)	0.2447(Y)	5,224,934	52,290,622

Short-Term Investments 3.80%			$22,944,000

(Cost $22,944,000)

		Par value	Value

Repurchase Agreement 3.80%			22,944,000

Repurchase Agreement with State Street Corp. dated 6-30-2011 at 0.010% to be repurchased at $22,944,006 on 7-1-2011, collateralized by $21,940,000 U.S.
Treasury Notes, 3.125% due 4-30-2017 (valued at $23,406,053, including interest)		$22,944,000	22,944,000

4

Disciplined Value Mid Cap Fund
As of 6-30-11 (Unaudited)

Total investments (Cost $600,681,832)† 108.76%	$656,483,292

Other assets and liabilities, net (8.76%)	($52,879,630)

Total net assets 100.00%	$603,603,662

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 6-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-11.

† At 6-30-11, the aggregate cost of investment securities for federal income tax purposes was $601,249,575. Net unrealized depreciation aggregated $55,233,717, of which $60,466,060 related to appreciated investment securities and $5,232,343 related to depreciated investment securities.

5

Disciplined Value Mid Cap Fund
As of 6-30-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended June 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.

363Q1 6/11
8/11

John Hancock

MUTUAL FUNDS

John Hancock International Value Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2011

International Value Equity Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Common Stocks 95.59%		$3,064,721

(Cost $2,819,720)

Australia 6.33%		203,049

AGL Energy, Ltd.	1,956	30,786
Amcor, Ltd.	4,200	32,502
BHP Billiton, Ltd., ADR	540	51,100
National Australia Bank, Ltd.	925	25,521
Santos, Ltd.	2,193	31,955
Westpac Banking Corp.	1,300	31,185

Austria 2.56%		82,001

Mayr-Melnhof Karton AG	252	29,733
OMV AG	700	30,584
Telekom Austria AG	1,700	21,684

Bermuda 0.99%		31,600

Hiscox, Ltd.	4,700	31,600

Canada 7.16%		229,681

Bombardier, Inc.	3,600	25,942
Encana Corp.	1,200	37,053
Husky Energy, Inc.	1,151	31,387
Magna International, Inc.	450	24,333
Royal Bank of Canada	400	22,865
Sun Life Financial, Inc.	943	28,365
The Toronto-Dominion Bank	420	35,614
Thompson Creek Metals Company, Inc. (I)	2,417	24,122

China 1.92%		61,370

China Petroleum & Chemical Corp.	32,000	32,454
Sinotrans, Ltd., Class H	122,000	28,916

France 9.15%		293,385

BNP Paribas SA	390	30,079
Carrefour SA	659	27,066
Cie de Saint-Gobain	435	28,171
GDF Suez	630	23,056
Sanofi	375	30,140
Societe BIC SA	323	31,215
Societe Generale	466	27,621
Total SA	670	38,750
Total SA, Strip VVPR (I)	10,800	16
Vinci SA	420	26,904
Vivendi SA	1,092	30,367

Germany 9.34%		299,472

Allianz SE	241	33,672
BASF SE	380	37,183
Bayer AG	350	28,139
Deutsche Bank AG	430	25,408
Deutsche Boerse AG	387	29,371
E.ON AG	780	22,143
Muenchener Rueckversicherungs AG	195	29,770
Rhoen-Klinikum AG	1,436	34,664
Salzgitter AG	390	29,739
Siemens AG	214	29,383

1

International Value Equity Fund
As of 6-30-11 (Unaudited)

	Shares	Value

Hong Kong 4.88%		$156,562

Cheung Kong Infrastructure Holdings, Ltd.	6,000	31,173
China Mobile, Ltd.	3,500	32,613
Hang Lung Group, Ltd.	3,000	19,159
Swire Pacific, Ltd., Class A	2,000	29,543
Techtronic Industries Company, Ltd.	15,500	18,556
Yue Yuen Industrial Holdings, Ltd.	8,000	25,518

Israel 0.97%		31,102

Teva Pharmaceutical Industries, Ltd., ADR	645	31,102

Japan 20.53%		658,047

Aisin Seiki Company, Ltd.	900	34,850
Asahi Glass Company, Ltd.	2,000	23,353
Astellas Pharma, Inc.	700	27,067
Canon, Inc.	600	28,612
East Japan Railway Company	500	28,732
Electric Power Development Company, Ltd.	1,100	29,711
Fujitsu, Ltd.	6,000	34,292
Honda Motor Company, Ltd.	800	30,835
JGC Corp.	1,000	27,387
Kyocera Corp.	300	30,519
Mitsubishi Corp.	1,000	25,055
Mitsubishi UFJ Financial Group	7,100	34,565
Nidec Corp.	300	28,004
Nippon Telegraph & Telephone Corp.	700	34,038
Nomura Holdings, Inc.	6,700	33,149
Secom Company, Ltd.	500	24,012
Sony Corp.	1,000	26,470
Sumitomo Chemical Company, Ltd.	6,000	29,967
Takeda Pharmaceutical Company, Ltd.	600	27,751
Toyo Suisan Kaisha, Ltd.	1,000	23,636
Tsuruha Holdings, Inc.	600	28,812
Unihair Company, Ltd.	2,000	20,309
Yamada Denki Company, Ltd.	330	26,921

Mexico 0.74%		23,695

Cemex SAB de CV (I)	27,578	23,695

Netherlands 4.87%		156,260

Aegon NV (I)	3,680	25,080
Akzo Nobel NV	440	27,756
Heineken Holding NV	570	29,169
Koninklijke Philips Electronics NV	1,028	26,399
PostNL NV	900	7,637
Royal Dutch Shell PLC, A Shares	870	30,885
TNT Express NV	900	9,334

Norway 0.96%		30,666

DnB NOR ASA	2,200	30,666

Singapore 2.00%		64,235

DBS Group Holdings, Ltd.	3,000	35,909
Fraser and Neave, Ltd.	6,000	28,326

South Africa 1.02%		32,676

Tiger Brands, Ltd.	1,118	32,676

2

International Value Equity Fund
As of 6-30-11 (Unaudited)

	Shares	Value

South Korea 1.53%		$49,186

LG Display Company, Ltd., ADR	1,800	25,290
POSCO, ADR	220	23,896

Spain 3.86%		123,844

Banco Santander SA	2,550	29,423
Fomento de Construcciones y Contratas SA	950	28,966
Repsol YPF SA	1,060	36,802
Telefonica SA, ADR	1,170	28,653

Sweden 1.73%		55,523

Electrolux AB, Series B	1,218	29,064
Securitas AB, Series B	2,500	26,459

Switzerland 2.59%		82,944

Credit Suisse Group AG, ADR	682	26,612
Nestle SA	400	24,860
Novartis AG, ADR	515	31,472

Taiwan 1.01%		32,235

Chunghwa Telecom Company, Ltd., ADR	933	32,235

United Kingdom 11.45%		367,188

Anglo American PLC	750	37,168
AstraZeneca PLC	565	28,211
Aviva PLC	3,700	26,052
Barclays PLC	6,500	26,755
Diageo PLC	1,400	28,605
GlaxoSmithKline PLC	1,550	33,187
HSBC Holdings PLC	2,850	28,274
National Grid PLC	2,750	27,062
Reed Elsevier PLC	2,938	26,719
Smith & Nephew PLC, ADR	537	29,084
Unilever PLC	810	26,139
United Utilities Group PLC	2,500	24,020
Vodafone Group PLC	9,750	25,912

	Shares	Value

Preferred Securities 1.77%		$56,597

(Cost $57,181)

Brazil 1.77%		56,597

Petroleo Brasileiro SA	2,030	30,854
Vale SA	900	25,743

Total investments (Cost $2,876,901)† 97.36%		$3,121,318

Other assets and liabilities, net 2.64%		$84,684

Total net assets 100.00%		$3,206,002

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

3

International Value Equity Fund
As of 6-30-11 (Unaudited)

† At 6-30-11, the aggregate cost of investment securities for federal income tax purposes was $2,876,901. Net unrealized appreciation aggregated $244,417, of which $355,023 related to appreciated investment securities and $110,606 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 6-30-11:

Financials	22%
Industrials	13%
Materials	12%
Health Care	9%
Energy	9%
Consumer Discretionary	9%
Consumer Staples	8%
Utilities	6%
Telecommunication Services	5%
Information Technology	5%
Other	2%

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of, June 30, 2011 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	06-30-11	Price	Inputs	Inputs

Common Stocks
Australia	203,049	51,100	151,949	—
Austria	82,001	—	82,001	—
Bermuda	31,600	—	31,600	—
Canada	229,681	229,681	—	—
China	61,370	—	61,370	—
France	293,385	—	293,385	—
Germany	299,472	—	299,472	—
Hong Kong	156,562	—	156,562	—
Israel	31,102	31,102	—	—
Japan	658,047	—	658,047	—
Mexico	23,695	23,695	—	—
Netherlands	156,260	26,399	129,861	—
Norway	30,666	—	30,666	—
Singapore	64,235	—	64,235	—
South Africa	32,676	—	32,676	—
South Korea	49,186	49,186	—	—
Spain	123,844	28,653	95,191	—
Sweden	55,523	—	55,523	—
Switzerland	82,944	58,084	24,860	—
Taiwan	32,235	32,235	—	—
United Kingdom	367,188	29,084	338,104	—
Preferred Securities
Brazil	56,597	56,597	—	—

Total investments in Securities	3,121,318	615,816	2,505,502	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended June 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities

5

exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in other open-end management investment companies, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Value Equity Fund.

366Q1 6/11
8/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	August 24, 2011